Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, allowances	$ 1,854	$ 292	$ 8
Capital stock, shares authorized		0	1
Capital stock, shares issued		0	1
Capital stock, shares outstanding		0	1
Class 1 common stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	0
Common stock, shares issued	16,666,667	16,666,667	0
Common stock, shares outstanding	16,666,667	16,666,667	0
Class 2 common stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	0
Common stock, shares issued	80,690,864	76,504,200	0
Common stock, shares outstanding	80,690,864	76,504,200	0